SALES - Schedule of Cost of Sales (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
SALES - Schedule of Cost of Sales (Details) [Line Items]
Sales	$ 12,170,000	$ 8,744,869
Inverters [Member]
SALES - Schedule of Cost of Sales (Details) [Line Items]
Sales	6,724,245	4,965,023
Chargers [Member]
SALES - Schedule of Cost of Sales (Details) [Line Items]
Sales	76,618	125,250
Gasoline Generators [Member]
SALES - Schedule of Cost of Sales (Details) [Line Items]
Sales	4,903,020	2,993,419
Power Bank [Member]
SALES - Schedule of Cost of Sales (Details) [Line Items]
Sales	178,301	577,863
Other Products [Member]
SALES - Schedule of Cost of Sales (Details) [Line Items]
Sales	$ 287,816	$ 83,314